MORGAN STANLEY EMERGING MARKETS DEBT  FUND, INC.

DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.




FIRST QUARTER REPORT

MORGAN STANLEY
Investment Management


MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.


[GRAPHIC]

                                MARCH  31, 2001

















                                MORGAN STANLEY
                                INVESTMENT MANAGEMENT INC.
                                INVESTMENT MANAGER

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2001, the Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 1.29% compared to 2.27% for the J.P. Morgan Emerging Markets Bond Global Index (the "Index"). For the period from the Fund's commencement of operations on July 23, 1993 through March 31, 2001, the Fund's total return, based on net asset value per share, was 146.90% compared to 138.25% for the Index. On March 31, 2001, the closing price of the fund's shares on the New York Stock Exchange was $7.11, representing a 12.1% discount to the Fund's net asset value per share.

MARKET OVERVIEW
The first quarter of 2001 was volatile for emerging markets debt (EMD). As with most other financial markets, EMD was buoyed by the 100 basis point cut in U.S. interest rates in January. In February and March, EMD took its direction from volatile equity markets, while growing concerns over the magnitude of the slowdown in the U.S. economy caused prices to come under downward pressure. In addition, investors struggled with the implications of a devaluation in Turkey, weakening economic conditions in Argentina, increasing political noise in Brazil and Peru and the adverse impact of declining oil prices. Spreads on the Index tightened by 78 basis points in January, but widened by over 100 basis points during February and March.

The Fund underperformed, relative to the index, in January mostly due to the defensive stance that we took in the fall of 2000. This defensive posture caused us to lag during the large rally as the Fed eased interest rates. Conversely, this stance was the major reason we outperformed relative to the index in both February and March as the market sold off. Other factors contributing to performance were the Fund's overweights in Bulgaria, Morocco and Qatar along with underweights in Argentina and Turkey. Finally, good security selection in Brazil and Mexico also added to returns. Other negative contributors were our corporate bond holdings in Indonesia and Poland along with underweights in Colombia and Peru.

As previously mentioned, the Fund was well positioned for the March sell-off. We had adopted a defensive strategy by concentrating investments in shorter duration instruments and in credits typically less correlated with the overall Index. In March we reduced holdings in the typically more volatile credits (e.g., Brazil and Russia), and raised exposure to "defensive" credits such as Korea and Panama.

The short-term outlook for EMD will most likely remain hostage to the situation in Argentina. The appointment of Dominigo Cavallo in Argentina has succeeded in bringing back a modicum of stability to financial markets but uncertainties loom large. Turkish authorities will be facing a very difficult month as they try to roll over large amounts of domestic debt in the face of a deteriorating banking system. Elections in Peru and Bulgaria may also produce noisy headlines. In addition, the uncertainties surrounding the global economic environment are starting to have a direct effect on a number of emerging economies either through slower exports and widening of external imbalances (e.g., Mexico, Korea, and the Philippines), or through interrupted access to needed international capital. Opposing this, EMD may be supported by the reinvestment of large coupons and amortization payments in March and April. Notwithstanding last month's sell off, your EMD team considers the above considerations as sufficiently dominant to dictate a continuation of the Fund's defensive stance.

OTHER DEVELOPMENTS
As part of an ongoing global branding initiative, Morgan Stanley Dean Witter has changed its brand name to "Morgan Stanley." In connection with this change, the name of the Fund has been changed effective May 1, 2001, to Morgan Stanley Emerging Markets Debt Fund, Inc. The new name appears in this quarterly report and, beginning on May 21, 2001, will be shown in the financial press and on the Fund's website.

In addition to the name change, the cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on these changes, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726.

Sincerely,

/s/ Ronald E. Robison


Ronald E. Robison
PRESIDENT AND DIRECTOR
April 2001


IN MAY 2001, ERIC J. BAURMEISTER AND AMER R. BISAT JOINED STEPHEN F. ESSER AND ABIGAIL L. MCKENNA IN THE DAY-TO-DAY MANAGEMENT OF THE FUND. MR. BAURMEISTER, A VICE PRESIDENT OF MORGAN STANLEY INVESTMENT MANAGEMENT, JOINED MORGAN STANLEY INVESTMENT MANAGEMENT IN 1997 AND PRIOR TO THAT WAS A PORTFOLIO MANAGER AT MIMCO. MR. BISAT, A PRINCIPAL OF MORGAN STANLEY INVESTMENT MANAGEMENT, JOINED MORGAN STANLEY INVESTMENT MANAGEMENT IN 1999. PRIOR TO THAT HE WAS HEAD OF EUROPEAN EMERGING MARKETS ECONOMIC RESEARCH AT SALOMON SMITH BARNEY FROM 1998 TO 1999, AND FROM 1980 TO 1998 WORKED AS A SENIOR ECONOMIST WITH THE INTERNATIONAL MONETARY FUND.

Morgan Stanley Emerging Markets Debt Fund, Inc.
Investment Summary as of March 31, 2001 (Unaudited)

======================================================================================================================
HISTORICAL
INFORMATION
                                                                    TOTAL RETURN (%)
                                              ------------------------------------------------------------------------
                                                MARKET VALUE (1)       NET ASSET VALUE (2)            INDEX (3)
                                              ---------------------  ------------------------   ----------------------
                                                           AVERAGE                AVERAGE                     AVERAGE
                                              CUMULATIVE    ANNUAL   CUMULATIVE   ANNUAL       CUMULATIVE      ANNUAL
                                              ----------    ------   ----------   ------       ----------      ------
                         YEAR TO DATE              6.44%       --      1.29%         --            2.27%          --
                         ONE YEAR                  7.25      7.25%     5.50        5.50%           9.79         9.79%
                         FIVE YEAR                59.18      9.74     83.33       12.89           86.02        13.22
                         SINCE INCEPTION*        116.99     10.60    146.90       12.47          138.25        11.96

[CHART]


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
===================================================================================================================================
RETURNS AND PER SHARE INFORMATION

                                            YEAR ENDED DECEMBER 31,                                                     THREE MONTHS
                                                                                                                            ENDED
                                                                                                                          MARCH 31,
                                 1993*       1994        1995        1996        1997        1998       1999     2000        2001
                                 -----       ----        ----        ----        ----        ----       ----     ----        ----
Net Asset Value Per Share     $ 18.96    $  12.23   $  12.40     $ 17.31    $  15.21    $   7.01    $  8.36    $  8.22    $  8.09
Market Value Per Share        $ 18.13    $  11.38   $  12.50     $ 15.13    $  15.38    $   7.19    $  6.81    $  6.88    $  7.11
Premium/(Discount)               -4.4%       -7.0%       0.8%      -12.6%        1.1%        2.6%     -18.5%     -16.3%     -12.1%
Income Dividends              $  0.16    $   1.49   $   1.72     $  1.08    $   1.27    $   1.41    $  1.01    $  1.08    $  0.21
Capital Gains Distributions        --    $   0.41         --          --    $   3.44    $   2.94       --         --         --
Fund Total Return(2)            35.96%     -25.95%     26.85%+     50.98%      21.71%     -33.00%     36.58%      13.5%      1.29%
JPM EMB Global Index Total
  Return(3)                     18.67%     -18.35%     26.38%      35.23%      11.95%     -11.54%     24.18%     14.41%      2.27%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The J.P. Morgan Emerging Markets Bond Global Index (the "JPM EMB Global Index") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. The JPM EMB Global Index includes coverage of 27 emerging market countries. Because JPM EMB Global Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.
*    The Fund commenced operations on July 23, 1993.
+ This return does not include the effect of the rights issued in connection with the rights offering.

     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

Morgan Stanley Emerging Markets Debt Fund, Inc.
Investment Summary as of March 31, 2001 (Unaudited)


ALLOCATION OF TOTAL INVESTMENTS
[CHART]

Debt Securities  (100%)

COUNTRY WEIGHTINGS
[CHART]

Other                 (15.7%)
Panama                 (3.3%)
Bulgaria               (3.6%)
Philippines            (4.4%)
South Korea            (4.6%)
Morocco                (4.6%)
Venezuela              (6.9%)
Argentina              (9.7%)
Mexico                (18.5%)
Brazil                (17.0%)
Russia                (11.7%)

TEN LARGEST HOLDINGS
[CHART]

                                                       PERCENT OF
                                                         TOTAL
                                                       INVESTMENTS
                                                       -----------
 1. Republic of Argentina Par Bond 'L-GP'
      6.00%, 3/31/23 (Argentina)                           6.6%
 2. United Mexican States Discount Bond 'A'
      8.125%, 12/30/19 (Mexico)                            6.3
 3. Morocco R&C 'A',
      7.56%, 1/1/19 (Morocco)                              4.6
 4. Russian Federation
      8.25%, 6/24/28 (Russia)                              4.0
 5. Federative Republic of Brazil Global Bond
      8.875%, 4/15/24 (Brazil)                             3.7
 6. Russian Federation
      0.00%, 3/31/10 (Russia)                              3.1
 7. Federative Republic of Brazil Bond PIK 'C'
      8.00%, 4/15/14 (Brazil)                              2.9
 8. Federative Republic of Brazil
      10.25%, 1/11/06 (Brazil)                             2.9
 9. Republic of Venezuela Par Bond
       6.75%, 3/31/23 (Venezuela)                          2.7
 8. Republic of Panama
       9.625%, 2/8/11 (Panama)                             2.7
                                                          ----
                                                          39.5%
                                                          ====

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
MARCH 31, 2001

                                                   FACE
                                                  AMOUNT             VALUE
                                                   (000)             (000)
----------------------------------------------------------------------------
DEBT INSTRUMENTS (100.0%)

ALGERIA (2.3%)
SOVEREIGN (2.3%)
 Algerian Loan Agreement Tranche 1
     7.19%,  3/31/10                     U.S.$   3,293     U.S.$   2,849
 Algerian Loan Agreement Tranche 3
     7.19%,  3/31/10                             1,561             1,258
                                                           ------------------
                                                                   4,107
                                                           ------------------

ARGENTINA (9.7%)
SOVEREIGN (9.7%)
 (a)Republic of Argentina 'L'
     7.63%, 3/31/05                              3,600             3,086
 (a)Republic of Argentina Floating Rate Note
     7.56%, 3/31/23                              3,600             2,573
 (b)Republic of Argentina Par Bond 'L- GP'
     (a)6.00%,  3/31/23                         17,900            11,859
                                                           ------------------
                                                                  17,518
                                                           ------------------

BRAZIL (17.0%)
SOVEREIGN (17.0%)
 Federative Republic of Brazil
     8.875%,  4/15/24                            9,850             6,715
     10.25%,  1/11/06                            5,300             5,141
     11.00%,  8/17/40                            2,250             1,753
 Federative Republic of Brazil 'C-L' Bond
     8.00%,  4/15/14                                44                34
 (a)Federative Republic of Brazil Bond
    'EI' (Registered)
     7.63%, 4/15/06                              3,124             2,823
 (a)Federative Republic of Brazil Bond
    'EI-L'
     7.63%, 4/15/06                              2,552             2,306
 Federative Republic of Brazil Bond PIK
    'C'
     8.00%,  4/15/14                             6,773             5,206
 (a)Federative Republic of Brazil Debt
    Conversion
     7.69%, 4/15/12                              3,500             2,491
 (a)Federative Republic of Brazil
    Discount Bond 'Z-L'
     7.63%, 4/15/24                              5,650             4,255
                                                           ------------------
                                                                   30,724
                                                           ------------------

BULGARIA (3.6%)
SOVEREIGN (3.6%)
 (a)Republic of Bulgaria Discount Bond 'A' Euro
     7.75%,  7/28/24                             3,650             2,724
 (b)Republic of Bulgaria Front-Loaded Interest
    Reduction Bond
     3.00%,  7/28/12                             1,550             1,168
 (a)Republic of Bulgaria Past Due Interest Bond
     6.31%,  7/28/11                             3,500             2,634
                                                           ------------------
                                                                   6,526
                                                           ------------------

COLOMBIA (0.8%)
CORPORATE (0.8%)
 (b)Occidente y Caribe 'B'
     14.00%,  3/15/04                            1,950             1,462
                                                           ------------------

CROATIA (0.8%)
SOVEREIGN (0.8%)
 (a)Croatia Government International Bond
     6.25%,  7/31/10                             1,555             1,507
                                                           ------------------

ECUADOR (0.4%)
SOVEREIGN (0.4%)
 Republic of Ecuador
     (b)4.00%,  8/15/30                            500               208
     12.00%,  11/15/12                             800               546
                                                           ------------------
                                                                     754
                                                           ------------------

INDIA (0.0%)
CORPORATE (0.0%)
 Surashtra Cement and Chemical Ltd.
     19.00%,  6/26/00                    INR     30,000    INR         -@
                                                           ------------------

INDONESIA (0.5%)
CORPORATE (0.5%)
 Indah  Kiat International Finance 'B'
     11.875%,  6/15/02                   U.S.$     900     U.S.$     252
 Tjiwi Kimia International Global Bond
     13.25%,  8/1/01                             4,300               731
                                                           ------------------
                                                                     983
                                                           ------------------

IVORY COAST (0.7%)
 SOVEREIGN (0.7%)
 (a)Republic of Ivory Coast Front-Loaded Interest
    Reduction Bond
     2.00%,  3/29/18                             9,293             1,276
                                                           --------------------

                                                  FACE
                                                AMOUNT             VALUE
                                                 (000)             (000)
----------------------------------------------------------------------------
MALAYSIA (2.1%)
CORPORATE (2.1%)
 TM Global Inc.
     8.00%,  12/7/10                     U.S.$   3,800      U.S.$  3,869
                                                           ------------------

MEXICO (18.5%)
CORPORATE (5.8%)
 Grupo Iusacell SA de CV
     14.25%,  12/1/06                            1,300             1,351
 Pemex Project Funding Master Trust
     8.50%,  2/15/08                             3,900             3,871
 Petroleos Mexicanos
     9.50%,  9/15/27                             3,100             3,247
 TV Azteca 'B'
     10.50%,  2/15/07                            2,100             2,045
                                                           ------------------
                                                                  10,514
                                                           ------------------
SOVEREIGN (12.7%)
 United Mexican States
     (a)0.00%,  6/30/03                         45,419               568
     8.125%,  12/30/19                          12,650            11,360
 (a)United Mexican States Discount Bond
    'A'
     7.53%,  12/31/19                            2,000             1,937
 United Mexican States Discount Bond
    (Rights Attached)
     6.25%,  12/31/19                            6,050             5,412
 United Mexican States, 'A'
     9.875%,  2/1/10                             3,350             3,596
                                                           ------------------
                                                                  22,873
                                                           ------------------
                                                                  33,387
                                                           ------------------

MOROCCO (4.6%)
SOVEREIGN (4.6%)
 (a)Morocco R&C 'A'
     7.56%,  1/1/09                              9,418             8,299
                                                           ------------------

PANAMA (3.3%)
SOVEREIGN (3.3%)
 Republic of Panama
     9.375%,  4/1/29                             1,000             1,008
     9.625%,  2/8/11                             4,900             4,899
                                                           ------------------
                                                                   5,907
                                                           ------------------

PERU (0.6%)
SOVEREIGN (0.6%)
 (b)Republic of Peru Front-Loaded Interest
    Reduction Bond
     4.50%,  3/7/17                              1,600             1,092
                                                           ------------------


PHILIPPINES (4.4%)
CORPORATE (0.2%)
 Bayan Telecommunications, Inc.
     13.50%,  7/15/06                            1,800               360
                                                           ------------------
SOVEREIGN (4.2%)
 Republic of Philippines
     9.875%,  3/15/10                            1,450             1,396
     9.875%,  1/15/19                            5,250             4,410
     10.625%,  3/15/25                           2,100             1,833
                                                           ------------------
                                                                   7,639
                                                           ------------------
                                                                   7,999
                                                           ------------------

POLAND (2.4%)
CORPORATE (1.2%)
 Netia Holdings II BV, 'B'
     13.125%,  6/15/09                           1,500             1,185
 PTC International Finance II SA
     11.25%,  12/1/09                            1,000             1,030
                                                           ------------------
                                                                   2,215
                                                           ------------------
SOVEREIGN (1.2%)
 Republic of Poland
     6.00%,  10/27/14                            2,100             2,048
                                                           ------------------
                                                                   4,263
                                                           ------------------

QATAR (2.4%)
SOVEREIGN (2.4%)
 State of Qatar
     9.75%,  6/15/30                             4,100             4,348
                                                           ------------------

RUSSIA (11.7%)
SOVEREIGN (11.7%)
 Russian Federation
     (a)0.00%,  3/31/30                         13,744             5,532
     (a)2.25%,  3/31/30                          4,400             1,771
     10.00%,  6/26/07                            2,550             2,012
     12.75%,  6/24/28                            5,150             4,500
 Russian Federation
     8.25%,  3/31/10                            10,826             7,280
                                                           ------------------
                                                                  21,095
                                                           ------------------

SOUTH KOREA (4.6%)
CORPORATE (4.6%)
 Korea Electric Power Corp.
     6.375%,  12/1/03                            1,900             1,918
     7.75%,  4/1/13                              2,100             2,107
     8.875%,  4/15/08                            3,800             4,176
                                                           ------------------
                                                                   8,201
                                                           ------------------

                                                  FACE
                                                AMOUNT             VALUE
                                                 (000)             (000)
-----------------------------------------------------------------------------
TURKEY (0.9%)
CORPORATE (0.9%)
 Cellco Finance
     15.00%,  8/1/05                     U.S.$   1,910      U.S.$  1,566
                                                           ------------------

UKRAINE (1.6%)
SOVEREIGN (1.6%)
 Ukraine Government
     11.00%,  3/15/07                            4,074             2,813
                                                           ------------------

VENEZUELA (6.9%)
SOVEREIGN (6.9%)
 (a)Republic of Venezuela Debt
    Conversion Bond 'DL'
     7.38%,  12/18/07                            3,500             2,914
 Republic of Venezuela Global Bond
     9.25%,  9/15/27                             6,700             4,626
 Republic of Venezuela Par Bond
     6.75%,  3/31/20                             6,450             4,934
                                                           ------------------
                                                                  12,474
                                                           ------------------

TOTAL DEBT INSTRUMENTS
    (Cost U.S.$188,196)                                          180,170
                                                           ------------------

                                               NO. OF
                                              WARRANTS
------------------------------------------------------------------------------
WARRANTS(0.0%)

COLOMBIA (0.0%)
     Occidente y Caribe, expiring
     3/15/04                                     69,200               43

VENEZUELA (0.0%)
     Venezuela Oil Warrants                      12,530                -@

TOTAL WARRANTS
    (Cost U.S.$44)                                                    43
                                                           ------------------

SHORT-TERM INVESTMENTS(0.0%)

INDIA (0.0%)
CASH & CASH EQUIVALENTS
     Indian Rupee 01/01/80
    (Cost U.S.$2)                        INR         98    INR         2
                                                           ------------------

TOTAL INVESTMENTS(100.0%)
   (Cost $188,242)                                               180,215
                                                           ------------------

                                                AMOUNT            AMOUNT
                                                 (000)             (000)
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
   Other Assets                                  67,645
   Liabilities                                  (69,571)          (1,926)
                                         ------------------------------------

NET ASSETS (100%)
  Applicable to 22,046,681, issued and
    outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                        U.S.$ 178,289
                                                           ------------------

NET ASSET VALUE PER SHARE                                  U.S.$    8.09
                                                           ------------------

(a) - Variable/floating rate security - rate disclosed is as of March 31, 2001.
(b) - Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2001. Maturity date disclosed is ultimate maturity.
@ - Value is less than U.S.$ 500.
PIK - Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

MARCH 31, 2001 EXCHANGE RATES:
INR      Indian Rupee                                     46.615=U.S.$1.00

                                                                 SKU#1204-QR-01